Term deposits and other financial assets - Term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 85,088	$ 155,846
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Term deposits and other financial assets	0	38,646
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term deposits and other financial assets	84,023	116,116
Short term deposits - banks
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 1,065	$ 1,084